UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:             Maurice Lazenby, III
Address:          CSX Capital Management, Inc.
                  500 Water St. J-110
                  Jacksonville, FL  32202

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Maurice Lazenby, III
Title:       President
Phone:       (904) 359.1339

Signature, Place, and Date of Signing

__________________         Jacksonville, FL          September 30, 2003

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $100,078,803


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

3rd Quarter - 9/30/03             Form 13F INFORMATION TABLE

                                                                                                         Voting Authority Shares
                                                                                                         -----------------------
                                                           Shares or   Share/   PUT/    Invest.    Other
Name of Issuer          Title of Class   CUSIP     Value   Prin Amt     PRN     CALL  Discretion   Mgrs.    Sole  Shared  None
--------------          --------------   -----     -----   ---------   ------   ----  ----------   -----    ----  ------  ----
AVERY DENNISON CORP COM      Common    53611109  1,768,200    35,000                     Sole              35,000
BELLSOUTH CORP COM           Common    79860102  2,368,000   100,000                     Sole             100,000
BRISTOL MYERS SQUIBB CO COM  Common   110122108  2,886,750   112,500                     Sole             112,500
CATERPILLER INC COM          Common   149123101  3,442,000    50,000                     Sole              50,000
CHEVRON TEXACO CORP          Common   166764100  3,572,500    50,000                     Sole              50,000
CHUBB CORP                   Common   171232101  3,892,800    60,000                     Sole              60,000
CONAGRA FOOD INC             Common   205887102  3,186,000   150,000                     Sole             150,000
CONOCO PHILLIPS              Common   20825C104  3,218,698    58,789                     Sole              58,789
DEERE & CO                   Common   244199105  2,665,500    50,000                     Sole              50,000
EATON CORP                   Common   278058102  1,772,400    20,000                     Sole              20,000
ELECTRA DATA SYS CORP COM    Common   285661104  3,535,000   175,000                     Sole             175,000
EXXON MOBIL CORP COM         Common   30231G102  1,830,000    50,000                     Sole              50,000
FORTUNE BRANDS INC           Common   349631101  3,688,750    65,000                     Sole              65,000
GENUINE PARTS CO COM         Common   372460105  3,198,000   100,000                     Sole             100,000
HEWLETT-PACKARD CO           Common   428236103  3,872,000   200,000                     Sole             200,000
INTL BUSINESS MACH CORP COM  Common   459200101  2,208,250    25,000                     Sole              25,000
INTL PAPER CO COM            Common   460146103  1,951,000    50,000                     Sole              50,000
MORGAN J P CHASE & CO        Common   46625H100  2,403,100    70,000                     Sole              70,000
KERR MCGEE CORP COM          Common   492386107  3,348,000    75,000                     Sole              75,000
KIMBERLY-CLARK CORP          Common   494368103  3,720,700    72,500                     Sole              72,500
LINCOLN NATIONAL             Common   534187109  2,653,500    75,000                     Sole              75,000
MARSH & MC LENNAN CO'S INC   Common   571748102  3,570,750    75,000                     Sole              75,000
MAY DEPARTMENT STORES        Common   577778103  2,463,000   100,000                     Sole             100,000
MAYTAG CORP COM              Common   578592107  2,996,400   120,000                     Sole             120,000
MBNA CORP COM                Common   55262L100  2,280,000   100,000                     Sole             100,000
MEDCO HLTH SOLUTIONS INC COM Common   58405U102    203,265     7,839                     Sole               7,839
MERCK & CO INC COM           Common   589331107  3,290,300    65,000                     Sole              65,000
NATL CY CORP                 Common   635405103  3,432,090   116,500                     Sole             116,500
PITNEY BOWES INC COM         Common   724479100  3,927,800   102,500                     Sole             102,500
PPG IND INC COM              Common   693506107  2,611,000    50,000                     Sole              50,000
SBC COMMUNICATIONS INC.      Common   78387G103  2,225,000   100,000                     Sole             100,000
SOUTHTRUST CORP COM          Common   844730101  1,763,400    60,000                     Sole              60,000
UTD TECHNOLOGIES CORP COM    Common   913017109  3,593,520    46,500                     Sole              46,500
V F CORP COM                 Common   918204108  3,618,630    93,000                     Sole              93,000
WEYERHAEUSER CO              Common   962166104  2,922,500    50,000                     Sole              50,000
GRAND TOTAL                                    100,078,803 2,730,128                                    2,730,128